Fair Value Hierarchy - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash And Securities Held In Trust Account [Line Items]
Impairment of indefinite lived intangible asset	$ 285	$ 6,026
Mines And Other Equipement
Cash And Securities Held In Trust Account [Line Items]
Impairment of long lived assets held for sale	$ 0	95
Percentage reduction in the price of bitcoin	65.00%
Cryptocurrency
Cash And Securities Held In Trust Account [Line Items]
Indefinite lived intangible asset net	$ 142	51
Payable within twelve months crypto currency	35	35
Warrant
Cash And Securities Held In Trust Account [Line Items]
Modification of debt		7,178
Warrant modifications		7,178
Level 3 | Warrant And Derivative Warrant Liabilities
Cash And Securities Held In Trust Account [Line Items]
Gain loss due to changes in fair value of derivative liabilities	$ 59,662	$ 22,948